STATEMENT OF COMPLIANCE AND ACCOUNTING POLICIES - PPE (Details)	12 Months Ended
Dec. 31, 2022
Production machinery and equipment | Top of Range
Statement [Line Items]
Property, plant and equipment useful life	7 years
Production machinery and equipment | Bottom of Range
Statement [Line Items]
Property, plant and equipment useful life	5 years
Buildings | Top of Range
Statement [Line Items]
Property, plant and equipment useful life	20 years
Buildings | Bottom of Range
Statement [Line Items]
Property, plant and equipment useful life	15 years
Other assets | Top of Range
Statement [Line Items]
Property, plant and equipment useful life	5 years
Other assets | Bottom of Range
Statement [Line Items]
Property, plant and equipment useful life	3 years